Retirement Benefits (Components Of Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 15	$ 46	$ 61	$ 60
Interest cost	13	38	128	174	165
Expected return on assets	(4)	(4)	(17)	(20)	(18)
Curtailments			(124)
Amortization of Prior service cost	(61)	(7)	(82)	(28)	(19)
Amortization of Unrecognized net (gain) loss	(2)	(2)	(9)	(9)	(10)
Net periodic benefit cost	(54)	40	(58)	178	178
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	104	341	386	366
Interest cost	163	191	729	757	737
Expected return on assets	(180)	(166)	(676)	(657)	(593)
Curtailments			58
Amortization of Prior service cost	7	4	10	13	13
Amortization of Unrecognized net (gain) loss	23	61	211	154	154
Net periodic benefit cost	14	194	673	653	677
Defined contribution plans			218	179	168
Defined Benefit Plan and Defined Contribution Plan Periodic Benefit Cost			$ 891	$ 832	$ 845